Note 17 - Commitments and Contingencies (Details) - Future Outstanding Commitments for Installment Payments (USD $)	Dec. 31, 2014
Future Outstanding Commitments for Installment Payments [Abstract]
2015	$ 145,534,934
2016	75,717,889
2017	135,408,000
$ 356,660,823